INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On November 23, 2021, the Company consummated its Initial Public Offering of 19,999,880 Units at $10.00 per Unit, generating gross proceeds of $199,998,800, and incurring offering costs of approximately $9,351,106 which $2,499,985 was for underwriting fees, $5,999,964 was for deferred underwriting commissions, $268,617 for the fair value of the Representative Shares and $582,540 was for other offering costs.

Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

On November 23, 2021, the Company consummated its Initial Public Offering of 19,999,880 Units at $10.00 per Unit, generating gross proceeds of $199,998,800, and incurring offering costs of approximately $9,351,106 which $2,499,985 was for underwriting fees, $5,999,964 was for deferred underwriting commissions, $268,617 for the fair value of the representative shares and $582,540 was for other offering costs.

Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).